Revenue (Details)	1 Months Ended									12 Months Ended
	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 USD ($) shares	May 31, 2021 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income										€ 51,371,000			€ 64,739,000
Proceeds from issuing shares										71,635,000		€ 14,122,000
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income			€ 71,209,000							50,930,000		71,209,000	€ 64,739,000
Issue of ordinary shares (in shares) | shares			9,381,586	9,381,586			3,989,976	3,989,976
Proceeds from issuing shares							€ 25,270,000	$ 30,000,000
Gross proceeds from issuance of shares			€ 14,122,000	$ 15,000,000
Discount on shares issued			€ 451,000	$ 480,000
Up-front payment received	€ 56,412,000	$ 60,000,000			€ 16,849,000	$ 20,000,000
Additional consideration to be received if counterparty exercises option to expand partnership | $		$ 50,000,000
Number of performance obligations in collaboration agreement							1	1
Eli Lilly and Company | Equity component
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income							€ 2,047,000							$ 2,429,000
Eli Lilly and Company | Milestone payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments received										€ 5,096,000	$ 5,500,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursements received, R&D activities												€ 178,000
Number of performance obligations in collaboration agreement									1
Yarrow Biotechnology, Inc | Up-front payments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments received									€ 419,000
Yarrow Biotechnology, Inc
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proportion of ownership interest in associate									8.00%			5.10%